4. CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
Cash at bank and in hand	$ 6,606,932	$ 10,579,061
Cash equivalent investments		3,933,137
Short-term investments		4,916,421
Total cash and cash equivalents	$ 6,606,932	$ 19,428,619